UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6384

Nuveen Texas Quality Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Texas Quality Income Municipal Fund (NTX)
	November 30, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 1.0% (0.7% of Total Investments)
$ 1,450	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier	1/17 at 100.00	BB+	$ 1,615,880
	Series 2006A, 5.250%, 1/01/18 – SYNCORA GTY Insured
	Consumer Staples – 1.4% (1.0% of Total Investments)
2,175	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/13 at 100.00	BBB+	2,177,458
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 11.1% (7.8% of Total Investments)
2,000	Board of Regents, University of Texas System, Financing System Revenue Bonds, Refunding Series	No Opt. Call	AAA	2,624,480
	2012B, 5.000%, 8/15/22
1,000	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University	3/21 at 100.00	A–	1,112,340
	Project, Improvement and Refunding Series 2010, 5.000%, 3/01/35
2,000	Laredo Community College District, Webb County, Texas, Combined Fee Revenue Bonds, Series	8/20 at 100.00	AA–	2,317,300
	2010, 5.250%, 8/01/35 – AGM Insured
200	Newark Cultural Education Facilities Finance Corporation, Texas, Lease Revenue Bonds, A.W.	2/15 at 103.00	BBB–	210,804
	Brown-Fellowship Leadership Academy, Series 2012A, 6.000%, 8/15/42
	Red River Education Finance Corporation, Texas, Revenue Bonds, Hockaday School, Series 2005:
1,170	5.000%, 5/15/27	5/15 at 100.00	AA	1,281,407
1,230	5.000%, 5/15/28	5/15 at 100.00	AA	1,343,357
1,290	5.000%, 5/15/29	5/15 at 100.00	AA	1,400,360
	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System,
	Series 2003:
1,710	5.000%, 5/01/18 – FGIC Insured	5/13 at 100.00	Baa1	1,724,227
1,795	5.000%, 5/01/19 – FGIC Insured	5/13 at 100.00	Baa1	1,809,611
1,885	5.000%, 5/01/20 – FGIC Insured	5/13 at 100.00	Baa1	1,899,251
1,665	Texas State University System, Financing Revenue Bonds, Series 2004, 5.000%, 3/15/24 –	9/14 at 100.00	Aa2	1,798,333
	AGM Insured
15,945	Total Education and Civic Organizations			17,521,470
	Health Care – 13.1% (9.2% of Total Investments)
1,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Medical Facilities	11/22 at 100.00	A–	1,182,400
	Revenue Refunding Bonds, Baylor College of Medicine, Series 2012A, 5.000%, 11/15/26
1,350	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good	7/20 at 100.00	BBB+	1,513,337
	Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28
2,000	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/19 at 100.00	AA	2,336,480
	Children’s Medical Center Dallas Project, Series 2009, 5.750%, 8/15/39
885	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/22 at 100.00	AA	1,040,008
	Children’s Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32
	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,
	Series 2004:
2,000	5.875%, 12/01/24	12/13 at 100.00	A+	2,062,460
1,000	6.000%, 12/01/34	12/13 at 100.00	A+	1,029,970
1,250	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	1,406,038
	Bonds, Scott & White HealthCare Project, Series 2010, 5.250%, 8/15/40
2,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	11/17 at 100.00	AA–	2,819,075
	Health Resources, Series 2007B, 5.000%, 11/15/42
2,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding	1/19 at 100.00	AA–	2,421,980
	Bonds, Christus Health, Series 2008, 6.500%, 7/01/37 – AGC Insured
1,720	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas	11/17 at 100.00	Baa2	1,856,878
	Medical Center Regional Healthcare System, Series 2007A, 5.375%, 11/01/37
700	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/17 at 100.00	Baa1	734,874
	Hospital Regional Healthcare Center, Series 2007B, 5.000%, 7/01/37
2,250	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/17 at 100.00	Baa1	2,368,868
	Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33
18,655	Total Health Care			20,772,368
	Housing/Single Family – 1.4% (1.0% of Total Investments)
2,220	Texas Department of Housing and Community Affairs, Single Family Mortgage Bonds, Series 2002B,	3/13 at 100.00	AA+	2,223,286
	5.550%, 9/01/33 – NPFG Insured (Alternative Minimum Tax)
	Long-Term Care – 1.0% (0.7% of Total Investments)
	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement
	Residence, Series 2007:
955	5.000%, 7/01/27	7/17 at 100.00	BBB	996,447
600	5.000%, 7/01/37	7/17 at 100.00	BBB	616,914
1,555	Total Long-Term Care			1,613,361
	Materials – 1.9% (1.3% of Total Investments)
3,000	Cass County Industrial Development Corporation, Texas, Environmental Improvement Revenue	3/13 at 100.00	BBB	3,012,030
	Bonds, International Paper Company, Series 2000A, 6.600%, 3/15/24 (Alternative Minimum Tax)
	Tax Obligation/General – 33.0% (23.1% of Total Investments)
650	Bexar County, Texas, General Obligation Bonds, Series 2004, 5.000%, 6/15/19	6/14 at 100.00	Aaa	693,960
2,000	Borger Independent School District, Hutchison County, Texas, General Obligation Bonds, Series	2/16 at 100.00	AAA	2,230,480
	2006, 5.000%, 2/15/36
400	Calallen Independent School District, Nueces County, Texas, General Obligation Bonds, School	2/18 at 100.00	AAA	461,956
	Building Series 2008, 5.000%, 2/15/38
1,620	Cameron County, Texas, General Obligation Bonds, State Highway 550 Project, Series 2012,	2/22 at 100.00	AA–	1,908,182
	5.000%, 2/15/32 – AGM Insured
1,190	Canutillo Independent School District, El Paso County, Texas, General Obligation Bonds, Series	8/15 at 100.00	AAA	1,325,803
	2006A, 5.000%, 8/15/22
1,500	College Station, Texas, Certificates of Obligation, Series 2012, 5.000%, 2/15/32	2/21 at 100.00	AA	1,789,560
2,305	Corpus Christi, Texas, Combination Tax and Municipal Hotel Occupancy Tax Revenue Certificates	3/13 at 100.00	Aa2	2,315,165
	of Obligation, Series 2002, 5.500%, 9/01/21 – AGM Insured
1,750	El Paso County, Texas, Certificates of Obligation, Series 2001, 5.000%, 2/15/21 – AGM Insured	No Opt. Call	AA	2,228,940
	Fort Bend County Municipal Utility District 25, Texas, General Obligation Bonds, Series 2005:
960	5.000%, 10/01/26 – FGIC Insured	4/13 at 100.00	A–	961,814
950	5.000%, 10/01/27 – FGIC Insured	4/13 at 100.00	A–	951,720
3,615	Frisco, Texas, General Obligation Bonds, Series 2006, 5.000%, 2/15/26 – FGIC Insured	2/16 at 100.00	Aa1	4,025,447
8,500	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds,	8/18 at 22.64	AA	1,601,740
	Capital Appreciation Refunding Series 2009, 0.000%, 8/15/39
3,255	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds,	8/21 at 100.00	A	511,295
	Refunding Series 2012A, 0.000%, 8/01/45
4,900	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 17.78	AAA	847,161
	Bonds, Series 2006, 0.000%, 8/15/45
1,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 33.01	AAA	298,780
	Bonds, Series 2008, 0.000%, 8/15/36
365	Lone Star College System, Harris and Montgomery Counties, Texas, General Obligation Bonds,	8/19 at 100.00	AAA	443,760
	Series 2009, 5.000%, 8/15/34
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series	4/21 at 100.00	BBB	2,005,308
	2011A, 7.250%, 4/01/36
1,010	Mercedes Independent School District, Hidalgo County, Texas, General Obligation Bonds, Series	8/15 at 100.00	AAA	1,125,261
	2005, 5.000%, 8/15/23
5,515	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series	2/15 at 100.00	Aaa	5,972,136
	2005, 5.000%, 2/15/34
1,500	Montgomery County, Texas, General Obligation Bonds, Refunding Series 2008B, 5.250%, 3/01/32	3/19 at 100.00	Aa1	1,804,200
2,000	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series	2/18 at 100.00	Aaa	2,392,660
	2008A, 5.250%, 2/15/34
1,425	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010E,	No Opt. Call	AAA	647,392
	0.000%, 10/01/35
	Roma Independent School District, Texas, General Obligation Bonds, Series 2005:
1,110	5.000%, 8/15/22	8/15 at 100.00	AAA	1,236,673
1,165	5.000%, 8/15/23 – AGM Insured	8/15 at 100.00	AAA	1,297,950
1,250	Southside Independent School District, Bexar County, Texas, General Obligation Bonds, Series	8/14 at 100.00	Aaa	1,343,375
	2004A, 5.000%, 8/15/22
5,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2006A,	4/17 at 100.00	Aaa	5,746,200
	5.000%, 4/01/33 (UB)
1,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2008,	4/18 at 100.00	Aaa	1,178,540
	5.000%, 4/01/30 (UB)
650	Texas State, General Obligation Bonds, Water Utility, Series 2001, 5.250%, 8/01/23	2/13 at 100.00	Aaa	652,646
3,025	Victoria Independent School District, Victoria County, Texas, General Obligation Bonds, Series	2/17 at 100.00	AAA	3,488,430
	2007, 5.000%, 2/15/32
	West Texas Independent School District, McLennan and Hill Counties, General Obligation
	Refunding Bonds, Series 1998:
45	0.000%, 8/15/22	8/13 at 61.20	AAA	27,385
45	0.000%, 8/15/24	8/13 at 54.88	AAA	24,541
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
1,500	0.000%, 8/15/43	8/15 at 23.11	AAA	327,255
1,500	0.000%, 8/15/44	8/15 at 21.88	AAA	308,745
425	0.000%, 8/15/45	8/15 at 20.76	AAA	82,692
64,875	Total Tax Obligation/General			52,257,152
	Tax Obligation/Limited – 16.9% (11.9% of Total Investments)
1,000	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.250%, 8/15/38 –	8/19 at 100.00	AA–	1,136,080
	AGM Insured
7,940	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Senior Lien Refunding Series 2007,	12/16 at 100.00	AA+	9,047,946
	5.000%, 12/01/36 – AMBAC Insured
1,390	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series	11/21 at 100.00	AA	1,643,703
	2011A, 5.000%, 11/01/41
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
50	0.000%, 11/15/33	11/31 at 88.44	BBB	15,462
1,720	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	BBB	499,264
930	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	BBB	234,258
3,515	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	BBB	781,771
2,150	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	BBB	449,221
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G:
2,250	5.250%, 11/15/22 – NPFG Insured	5/13 at 100.00	BBB	2,253,353
3,275	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	BBB	630,798
1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 59.10	BBB	304,600
	0.000%, 11/15/33 – NPFG Insured
2,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/13 at 100.00	A2	2,050,960
	Project, Refunding Series 2012, 5.000%, 9/01/33
1,470	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	590,043
	Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured
3,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series	9/21 at 100.00	AA	3,603,180
	2011D, 5.000%, 9/01/31
2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/21 at 100.00	AA	2,443,460
	5.500%, 9/01/41
1,000	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure	9/19 at 100.00	BBB	1,126,990
	Improvement Facilities, Series 2009, 5.500%, 9/01/29
34,690	Total Tax Obligation/Limited			26,811,089
	Transportation – 15.1% (10.6% of Total Investments)
1,000	Austin, Texas, Airport System Prior Lien Revenue Bonds, Series 2003, 5.250%, 11/15/16 –	11/13 at 100.00	A	1,046,750
	NPFG Insured
1,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2010,	No Opt. Call	BBB–	242,340
	0.000%, 1/01/40
	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2010:
2,945	0.000%, 1/01/36	No Opt. Call	BBB–	899,904
2,205	0.000%, 1/01/37	No Opt. Call	BBB–	634,070
2,160	0.000%, 1/01/38	No Opt. Call	BBB–	585,490
3,260	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	3,373,415
	Bonds, Series 2005, 5.000%, 1/01/22 – FGIC Insured
1,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2010A,	11/20 at 100.00	A+	1,143,440
	5.000%, 11/01/42
1,165	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B,	11/20 at 100.00	A+	1,348,126
	5.000%, 11/01/35
2,000	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2012A, 5.000%,	7/22 at 100.00	A+	2,330,140
	7/01/31 (Alternative Minimum Tax)
3,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB–	3,271,440
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
395	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A,	1/18 at 100.00	A2	463,051
	5.750%, 1/01/40
	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008B:
325	5.750%, 1/01/40	1/18 at 100.00	A2	380,991
225	5.750%, 1/01/40 – NPFG Insured	1/18 at 100.00	A2	263,763
2,500	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008D,	No Opt. Call	AA–	933,075
	0.000%, 1/01/36 – AGC Insured
950	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	1,072,123
	5.750%, 1/01/38
	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A:
100	6.100%, 1/01/28	1/19 at 100.00	A2	119,737
2,000	6.250%, 1/01/39	1/19 at 100.00	A2	2,348,740
2,500	San Antonio, Texas, Airport System Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/27	7/22 at 100.00	A+	2,946,875
	(Alternative Minimum Tax)
1,250	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	8/14 at 40.96	A–	472,325
	2002A, 0.000%, 8/15/29 – AMBAC Insured
29,980	Total Transportation			23,875,795
	U.S. Guaranteed – 17.7% (12.4% of Total Investments) (4)
610	Bexar County, Texas, General Obligation Bonds, Series 2004, 5.000%, 6/15/19 (Pre-	6/14 at 100.00	Aaa	654,024
	refunded 6/15/14)
	Brazoria County Health Facilities Development Corporation, Texas, Revenue Bonds, Brazosport
	Memorial Hospital, Series 2004:
1,745	5.250%, 7/01/20 (Pre-refunded 7/01/14) – RAAI Insured	7/14 at 100.00	BBB– (4)	1,879,103
1,835	5.250%, 7/01/21 (Pre-refunded 7/01/14) – RAAI Insured	7/14 at 100.00	BBB– (4)	1,976,020
295	Coppell Independent School District, Dallas County, Texas, Unlimited Tax School Building and	No Opt. Call	Aa3 (4)	292,743
	Refunding Bonds, Series 1992, 0.000%, 8/15/14 – NPFG Insured (ETM)
	Houston Community College System, Texas, Limited Tax General Obligation Bonds, Series 2003:
2,500	5.000%, 2/15/20 (Pre-refunded 2/15/13) – AMBAC Insured	2/13 at 100.00	AA+ (4)	2,525,000
2,235	5.000%, 2/15/21 (Pre-refunded 2/15/13) – AMBAC Insured	2/13 at 100.00	AA+ (4)	2,257,350
5,000	Houston, Texas, General Obligation Bonds, Series 2005E, 5.000%, 3/01/23 (Pre-	3/15 at 100.00	AA (4)	5,507,898
	refunded 3/01/15) – AMBAC Insured
	Irving, Texas, Waterworks and Sewerage Revenue Bonds, Subordinate Lien Series 2004:
1,580	5.000%, 8/15/22 (Pre-refunded 8/15/14) – AMBAC Insured	8/14 at 100.00	Aa1 (4)	1,706,100
1,655	5.000%, 8/15/23 (Pre-refunded 8/15/14) – AMBAC Insured	8/14 at 100.00	Aa1 (4)	1,787,086
40	Lower Colorado River Authority, Texas, Revenue Bonds, Series 2008, 5.750%, 5/15/37	5/15 at 100.00	A1 (4)	45,156
	(Pre-refunded 5/15/15)
1,000	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series	2/14 at 100.00	AAA	1,053,550
	2004, 5.000%, 2/15/20 (Pre-refunded 2/15/14)
1,000	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds,	No Opt. Call	Aaa	1,307,120
	Presbyterian Healthcare System, Series 1996B, 5.750%, 6/01/26 – NPFG Insured (ETM)
2,500	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park	12/17 at 100.00	Aaa	3,469,200
	Racetrack, Series 1993, 8.750%, 12/15/18 (Pre-refunded 12/15/17)
1,260	Rowlett, Rockwall and Dallas Counties, Texas, Waterworks and Sewerage System Revenue Bonds,	3/14 at 100.00	AA– (4)	1,333,534
	Series 2004A, 5.000%, 3/01/22 (Pre-refunded 3/01/14) – NPFG Insured
1,140	Sunnyvale School District, Texas, General Obligation Bonds, Series 2004, 5.250%, 2/15/25	2/14 at 100.00	AAA	1,208,047
	(Pre-refunded 2/15/14)
	West Texas Independent School District, McLennan and Hill Counties, General Obligation
	Refunding Bonds, Series 1998:
955	0.000%, 8/15/22 (Pre-refunded 8/15/13)	8/13 at 61.20	A1 (4)	583,056
955	0.000%, 8/15/24 (Pre-refunded 8/15/13)	8/13 at 54.88	A1 (4)	522,786
26,305	Total U.S. Guaranteed			28,107,773
	Utilities – 15.9% (11.1% of Total Investments)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Ca	346,010
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
5,000	Brownsville, Texas, Utility System Priority Revenue Bonds, Series 2005A, 5.000%, 9/01/27 –	9/15 at 100.00	A+	5,515,048
	AMBAC Insured
2,000	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Series 2009, 5.000%, 7/01/34	7/17 at 100.00	A+	2,273,860
3,000	Lower Colorado River Authority, Texas, Refunding Revenue Bonds, Series 2010A, 5.000%, 5/15/40	5/20 at 100.00	A1	3,449,070
1,960	Lower Colorado River Authority, Texas, Revenue Bonds, Series 2008, 5.750%, 5/15/37	5/15 at 100.00	A1	2,148,572
1,500	Matagorda County Navigation District Number One, Texas, Pollution Control Revenue Refunding	7/19 at 102.00	BBB	1,788,555
	Bonds, Central Power and Light Company Project, Series 2009A, 6.300%, 11/01/29
1,000	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	No Opt. Call	BBB+	1,214,300
	2012, 5.000%, 10/01/20
	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior
	Lien Series 2008D:
1,180	5.625%, 12/15/17	No Opt. Call	A–	1,326,556
3,000	6.250%, 12/15/26	No Opt. Call	A–	3,981,000
1,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series	No Opt. Call	A–	1,190,590
	2006A, 5.250%, 12/15/20
	Texas Municipal Power Agency, Revenue Bonds, Transmission Refunding Series 2010:
640	5.000%, 9/01/34	9/20 at 100.00	A+	737,728
1,000	5.000%, 9/01/40	9/20 at 100.00	A+	1,145,200
23,840	Total Utilities			25,116,489
	Water and Sewer – 13.1% (9.2% of Total Investments)
2,500	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Refunding Series	5/20 at 100.00	A1	2,943,000
	2010, 5.875%, 5/01/40
2,500	Canadian River Municipal Water Authority, Texas, Contract Revenue Bonds, Conjunctive Use	2/21 at 100.00	AA	2,949,950
	Groundwater Supply Project, Subordinate Lien Series 2011, 5.000%, 2/15/31
	Coastal Water Authority, Texas, Contract Revenue Bonds, Houston Water Projects, Series 2004:
1,005	5.000%, 12/15/20 – FGIC Insured	12/14 at 100.00	AA	1,064,225
1,030	5.000%, 12/15/21 – FGIC Insured	12/14 at 100.00	AA	1,087,299
1,000	El Paso, Texas, Water and Sewer Revenue Bonds, Refunding Series 2008C, 5.375%, 3/01/29	3/18 at 100.00	AA+	1,208,220
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2012D,	11/22 at 100.00	AA	2,381,020
	5.000%, 11/15/42
3,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	3,200,820
	5/15/23 – FGIC Insured
	Irving, Texas, Waterworks and Sewerage Revenue Bonds, Subordinate Lien Series 2004:
100	5.000%, 8/15/22 – AMBAC Insured	8/14 at 100.00	Aa1	107,470
105	5.000%, 8/15/23 – AMBAC Insured	8/14 at 100.00	Aa1	112,844
4,000	Laredo, Webb County, Texas, Waterworks and Sewer System Revenue Bonds, Series 2010,	3/20 at 100.00	AA–	4,855,118
	5.250%, 3/01/40
710	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	AA–	811,140
	12/15/36 – AGM Insured
17,950	Total Water and Sewer			20,721,106
$ 242,640	Total Investments (cost $204,209,377) – 142.6%			225,825,257
	Floating Rate Obligations – (2.5)%			(3,960,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (44.8)% (5)			(70,920,000)
	Other Assets Less Liabilities – 4.7%			7,409,378
	Net Assets Applicable to Common Shares – 100%			$ 158,354,635

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$225,825,257	$ —	$225,825,257
* Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2012, the cost of investments was $201,075,489.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2012, were as follows:

Gross unrealized:
Appreciation	$23,975,810
Depreciation	(3,186,047)
Net unrealized appreciation (depreciation) of investments	$20,789,763

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.4%.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Texas Quality Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2013